Derivative warrant liabilities - Fair value measurements (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) Y $ / shares item	Mar. 31, 2024 USD ($) $ / shares item Y	Jan. 25, 2024 USD ($) $ / shares item Y
Quantitative information regarding Level 2 fair value measurements
Financial instruments at fair value	$ 2,636,197	$ 11,349,497
Fair value loss	745,428	306,250
Public warrants
Quantitative information regarding Level 2 fair value measurements
Financial instruments at fair value	$ 149,184	$ 875,000	$ 568,750
Fair value per warrant | $ / shares	$ 0.95	$ 5.25
Private warrants
Quantitative information regarding Level 2 fair value measurements
Financial instruments at fair value		$ 26,608	$ 26,608
Fair value per warrant | $ / shares		$ 3.5
Level 2
Quantitative information regarding Level 2 fair value measurements
Financial instruments at fair value		$ 26,608
Share price | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input | $ / shares	7.5	85.5	359.25
Expected dividend yield | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input | item	0	0	0
Exercise price | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input | $ / shares	862.5	862.5	862.5
Risk-free interest rate | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input	4.21	4.21	4.01
Expected life | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input | Y	5	5	5
Expected volatility | Level 2
Quantitative information regarding Level 2 fair value measurements
Warrants, Measurement input	59.98	59.98	17.67